RENTAL REVENUE, RECOVERIES, COSTS AND EXPENSES - Additional information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Fair value gains (losses) on financial instruments, net	$ 11,383	$ (1,214)
Derivatives
Statement [Line Items]
Fair value gains (losses) on financial instruments, net	13,800	1,400
Foreign Currency Collar Contracts
Statement [Line Items]
Fair value gains (losses) on financial instruments, net	$ (2,426)	$ (2,627)